UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-258296
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 6
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-03330
Amendment No. 1,023
☒
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President, Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
April 26, 2024

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on April 26, 2024 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of designating a new effective date for Post-Effective Amendment No. 5 to the Registration Statement, filed on January 30, 2024. The new effective date is April 26, 2024. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.
1

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on March 28, 2024.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on March 28, 2024.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer and Director (Principal Executive Officer)
HOLLY R. SNYDER
Holly R. Snyder, Senior Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Executive Vice President and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director (Chief Financial Officer)
KIRT A. WALKER
Director
JAMES D. BENSON
James D. Benson, Senior Vice President-Corporate Controller and Chief Accounting Officer (Principal Accounting Officer)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact